Income Taxes - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Income Tax Examination [Line Items]
Effective tax rate, percent	32.70%	22.10%	39.10%	18.40%	20.80%	30.60%	13.50%
Unrecognized tax benefits, increase							$ 166
Decrease to effective tax rate benefit from increase in unrecognized tax benefits, percent							16.30%
Change in deferred tax assets valuation due to credits not utilized							4.70%
Deferred tax assets, net operating loss, US					$ 110
Deferred tax assets, net operating loss, foreign						$ 365
Deferred tax assets, tax credit carryforwards					151	156
Valuation allowance					250	186	$ 144
Change in valuation allowance			$ 188		64	42	20
Repatriation tax effect					114
Unrecognized tax benefits that would impact effective tax rate					437
After tax interest expense					13	16	46
Accrued interest					$ 147	$ 134
Johnson & Johnson
Income Tax Examination [Line Items]
Adjustment from settlement							$ 165